Simplify Hedged Equity ETF
Schedule of Investments
September 30, 2023 (Unaudited)
1
Shares Value
Exchange-Traded Funds – 98.2%
iShares Core S&P 500 ETF(a)(b)
(Cost $103,431,067) ......................................................... 252,012 $ 108,221,513
Number of
Contracts Notional Amount
Purchased Options – 1.6%
Puts – Exchange-Traded – 1.6%
S&P 500 Index, October Strike Price $4,310, Expires 10/20/23 ........... 84 $ 36,204,000 544,320
S&P 500 Index, November Strike Price $4,150, Expires 11/17/23 .......... 84 34,860,000 382,200
S&P 500 Index, December Strike Price $4,285, Expires 12/15/23 ......... 84 35,994,000 857,640
1,784,160
Total Purchased Options (Cost $1,291,137) ......................................................... 1,784,160
Shares
Money Market Funds – 0.0%†
Fidelity Investments Money Market Treasury Only Portfolio - Class I, 5.20%(c)
(Cost $23,192) .............................................................. 23,192 23,192
Total Investments – 99.8%
(Cost $104,745,396) ......................................................................... $ 110,028,865
Other Assets in Excess of Liabilities – 0.2% ......................................................... 199,433
Net Assets – 100.0% .......................................................................... $ 110,228,298
Number of
Contracts Notional Amount
Written Options – (0.2)%
Calls – Exchange-Traded – (0.1)%
S&P 500 Index, October Strike Price $4,750, Expires 10/20/23 ........... (84) $ (39,900,000) $ (1,050)
S&P 500 Index, November Strike Price $4,590, Expires 11/17/23 .......... (84) (38,556,000) (62,160)
S&P 500 Index, December Strike Price $4,730, Expires 12/15/23 ......... (84) (39,732,000) (47,880)
(111,090)
Puts – Exchange-Traded – (0.1)%
S&P 500 Index, October Strike Price $3,625, Expires 10/20/23 ........... (84) (30,450,000) (15,540)
S&P 500 Index, November Strike Price $3,500, Expires 11/17/23 .......... (84) (29,400,000) (36,540)
S&P 500 Index, December Strike Price $3,600, Expires 12/15/23 ......... (84) (30,240,000) (98,700)
(150,780)
Total Written Options (Premiums Received $1,302,008) ............................................... $ (261,870)
† Less than 0.05%
(a) A copy of the security's annual report to shareholders may be obtained without charge at www.ishares.com.
(b) Securities with an aggregate market value of $86,315,430 have been pledged as collateral for options as of September 30, 2023.
(c) Rate shown reflects the 7-day yield as of September 30, 2023.

Simplify Hedged Equity ETF
Schedule of Investments
(Continued)
September 30, 2023 (Unaudited)
2
Summary of Investment Type
Industry
% of Net
Assets
Exchange-Traded Funds ........................................................................... 98.2%
Purchased Options ............................................................................... 1.6%
Money Market Funds ............................................................................. 0.0%†
Total Investments ................................................................................ 99.8%
Other Assets in Excess of Liabilities .................................................................. 0.2%
Net Assets ..................................................................................... 100.0%